Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with the United States generally accepted accounting principles ("U.S. GAAP").

The accompanying consolidated financial statements include the financial statements of CLPS and its subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation. Results of subsidiaries and businesses acquired from third parties are consolidated from the date on which control is transferred to the Company.

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, valuation of accounts receivable, prepayments, deposits and other assets, useful lives of property and equipment and intangible assets, goodwill impairment, the impairment of long-lived assets and investments, purchase price allocation for business combination, application of percentage-of-completion method for revenue recognition, provision for accrued expenses and other current liabilities, valuation allowance of deferred tax assets, provision for uncertain tax positions, and valuation for warrants and share-based compensation. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and bank deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments represent investments in wealth management products placed with certain financial institutions. The principal amounts of these products are not guaranteed. The Company accounts for short-term investments in accordance with ASC topic 320 ("ASC 320"), Investments – Debt and Equity Securities and classifies these wealth management products as "trading". Dividend and interest income are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable. The Company determines the adequacy of a reserve for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management's best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Prepayments, deposit and other assets

Prepayment, deposit and other assets primarily consists of advances and deposits to suppliers for purchasing goods or services that have not been received or provided and advances to employees. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. An allowance for doubtful accounts is recorded in the period when loss is probable.

Long-term investments

The Company holds investments in equity method and cost method investees.

Investee companies over which the Company has the ability to exercise significant influence but does not have a controlling interest and is not the primary beneficiary are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Equity method adjustments include the Company's proportionate share of investee income or loss, adjustments to recognize certain differences between the Company's carrying value and its equity in net assets of the investee at the date of investment, impairment, and other adjustments required by the equity method. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable. An impairment loss on an equity method investment is recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary.

Investments in entities in which the Company has no control or significant influence and is not the primary beneficiary are accounted for at cost. Cost method investments are recorded at the lower of cost or fair value. If declines in the value of cost method investments are determined to be other-than temporary, a loss is recorded in the current period in the consolidated statements of comprehensive income (loss).

Business combination

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of the cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired, liabilities assumed and non-controlling interest is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the acquiree's current business model and industry comparisons. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Non-controlling interests

The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statement of comprehensive income (loss) as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation. The straight-line method is used to compute depreciation and amortization over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	The shorter of lease terms or the estimated useful lives
Automobiles	5 years
Equipment and office furniture	3-5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is charged to the statement of comprehensive income (loss).

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion, and are measured at fair value upon acquisition.

Amortization is computed using the straight-line method over the following estimated useful lives:

Useful life
Customer contracts	3 – 10 years

The Company does not have any indefinite-lived intangibles other than goodwill.

Goodwill

Goodwill represents the excess of the consideration over the fair value of the net assets acquired at the date of acquisition. Goodwill is not amortized but rather tested for impairment at least annually at the reporting unit level by applying a fair-value based test in accordance with accounting and disclosure requirements for goodwill and other indefinite-lived intangible assets. This test is performed by management annually or more frequently if the Company believes impairment indicators are present. The Company had only one reporting unit (that also represented the Company's single operating segment) as of June 30, 2019 and 2018. Goodwill was allocated 100% to the reporting unit as of June 30, 2019 and 2018. The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20, Intangibles - Goodwill and Other. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit's goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss in general and administrative expenses.

No impairment loss was provided for the years ended June 30, 2019, 2018 and 2017.

Impairment of long-lived assets

The Company reviews its long-lived assets, other than goodwill, including property and equipment and intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Company would recognize an impairment loss based on the excess of the carrying value over the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. The adjusted carrying amount of the asset becomes the new cost basis and depreciated over the asset's remaining useful live. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for the purpose of the impairment testing.

No impairment loss was provided for the years ended June 30, 2019, 2018 and 2017.

Revenue recognition

The Company provides a comprehensive range of IT services and solutions, which primarily are on a time-and-expense basis, or fixed-price basis.

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Company is reimbursed for actual hours incurred at pre-agreed negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rates.

Fixed-price basis contracts

Revenues from fixed-price customized solution contracts require the Company to perform services for systems design, planning and integrating based on customers' specific needs which requires significant production and customization. The required customization work period is generally less than one year. Upon delivery of the services, customer acceptance is generally required. In the same contract, the Company is generally required to provide post-contract customer support ("PCS') for a period from three months to one year ("PCS period") after the customized application is delivered. The type of service for PCS clause is generally not specified in the contract or stand-ready service on when-and-if-available basis.

Revenue is recognized using contract accounting in accordance with Accounting Standards Codification ("ASC") 605-35-25. The revenue recognition for these contracts varies depending on the terms of the individual contracts, and may be recognized proportionally over the term of the contract. Revenue is recognized as the service is performed using the percentage of completion method of accounting, under which the total value of revenue is recognized on the basis of the percentage that total labor cost to date bears to the total expected labor costs. The Company considers labor time, the input measurement, is the best available indicator of the pattern and timing in which contract obligations are fulfilled. The Company has a long history of providing these services resulting in its ability to reasonably estimate the service hours expected to be incurred and the progress toward completion on each fixed-price customized contract based on the proportion of service hours incurred to date relative to total estimated service hours at completion. Estimated contract costs are based on the budgeted service hours, which are updated based on the progress toward completion on a monthly basis. Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the current contract estimates. To date, the Company has not incurred a material loss on any contracts.

Differences between the timing of billings and the recognition of revenues are recorded as unbilled receivables which is included in the prepayments, deposits and other assets, net, or deferred revenues on the consolidated balance sheets.

Costs incurred in advance of revenue recognition arising from direct and incremental staff costs in respect of services provided under the fixed fee contracts according to the customer's requirements prior to the delivery of services are recoded as deferred contract costs which is included in the prepayments, deposits and other assets, net, on the consolidated balance sheets. Such deferred contract costs will be recognized upon the recognition of the related revenues.

Revenue includes reimbursements of travel and out-of-pocket expense, with equivalent amounts of expense recorded in cost of revenues.

The Company is subject to value added tax (the "VAT") that is imposed on and concurrent with the revenues earned for services provided in the PRC. The Company's applicable value added tax rate is 6%. VAT are recorded as reduction of revenues when incurred.

Cost of revenues

Cost of revenues mainly consisted of compensation expenses for the Company's IT professionals, travel expenses and material costs.

Research and development expenses

Research and development expenses incurred in the development of new software modules and products in conjunction with anticipated customer projects.  Technological feasibility for the Company's software products is reached before the products are released for sale.  To date, expenditures incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Company has expensed all costs when incurred.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Advertising expenditures

Advertising expenditures are expensed as incurred and such expenses were minimal for all the periods presented.  Advertising expenditures have been included as part of selling and marketing expenses.

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term.

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee's salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount is expensed as incurred.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established to reduce deferred tax assets to the amount expected to be realized, when it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company accounts for uncertainties in income taxes in accordance with ASC 740. An uncertain tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the consolidated statements of comprehensive income (loss) in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2019, 2018 and 2017. All of the tax returns of the Company's subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing through year 2023.

Warrants

The Company issued warrants to certain consultants and underwriters in May 2018 in connection with the closing of the IPO. The warrants carry a term of five years expiring in May 2023 and are exercisable during the five-year period. The warrants are classified as equity contracts and measured at the grant date fair value. Subsequent changes in fair value are not recognized as long as the contract continues to be classified in equity. The Company, with the assistance of an independent third party valuation firm, used the Black-Scholes pricing model to estimate the fair value of warrants. The determination of estimated fair value of warrants on the grant date is mainly affected by the Company's stock price as well as assumptions regarding a number of subjective variables. These variables include the Company's expected stock price volatility over the expected term of the awards, a risk-free interest rate and any expected dividends.

Share-based payment

Share awards issued to employees and directors, including employee stock option plans ("ESOPs") and restricted share units ("RSUs") are measured at fair value at the grant date. The Company, with the assistance of an independent third party valuation firm, determined the fair value of the share options granted to employees. The Company uses the binomial lattice model to estimate the fair value of ESOPs, and uses the closing stock price at the grant date to measure the fair value of RSUs. The Company recognizes compensation expenses, net of forfeitures, using the accelerated method over the requisite service periods.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting ESOPs and RSUs' forfeitures and records share-based compensation expense only for those awards that are expected to vest.

Earnings (loss) per share

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted average number of common shares and potential common shares outstanding during the period, which may include RSUs, options and warrants. The computation of diluted earnings (loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts) on earnings (loss) per share.

Foreign currency

The functional currency of the Company is US$. The functional currencies of the Company's subsidiaries are the local currency of the country in which the subsidiary operates, which is determined based on ASC topic 830 ("ASC 830"), Foreign Currency Matters.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet dates. Non-monetary items that are measured in terms of historical costs in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

The Company's financial statements are reported using US$. The financial statements of the Company's subsidiaries whose functional currencies are not US$ are translated from the functional currency to the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as accumulated comprehensive income (loss) and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Fair value of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily consist of cash and cash equivalents, short-term investments, accounts receivable, amounts due from underwriters on the over-allotment, escrow receivable, amounts due from related parties, cost method investments, accounts payable and other current liabilities, short-term bank loans, and amounts due to related parties. The carrying amounts of these financial instruments, except for cost method investments approximate their fair values because of their generally short maturities.

The fair value of the Company's trading debt securities is measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The Company did not disclose the fair value of its cost method investments since the fair value cannot be determined without undue cost and effort.

	Fair Value Measurements as of June 30, 2019
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading debt securities	$-	$1,791,697	$-

The Company had no financial assets and liabilities measured and recorded at fair value on a non-recurring basis as of June 30, 2019, 2018 and 2017.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income (loss) of the Company includes foreign currency translation adjustments related to the Company's subsidiaries whose functional currency is not US$.

Statements of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company's operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations and risks

-     Foreign currency risk

A majority of the Company's expense transactions are denominated in Renminbi ("RMB") and a significant portion of the Company and its subsidiaries' assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The functional currency for the Company's PRC subsidiaries is the RMB, and the financial statements are presented in U.S. dollars. The RMB depreciated by 2.0% in fiscal 2017, appreciated by 2.4% in fiscal 2018 and depreciated by 3.8% in fiscal 2019, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company's financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, majority of the Company's assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, account receivables, amounts due from underwriters on the over-allotment, escrow receivable, note receivables, amounts due from related parties and cost method investments. As of June 30, 2019 and 2018, $1,891,584 and $4,012,088 of the Company's cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of June 30, 2018, the Company had $81,644, $4,005, $5,568,360 and $76,789 of cash and cash equivalents on deposit at financial institutions in Singapore, Australia, Hong Kong and Taiwan, respectively. As of June 30, 2019, the Company had $450,388, $25,444 and $4,233,919 of cash and cash equivalents on deposit at financial institutions in Singapore, Australia and Hong Kong, respectively. The Company continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Company periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

-     Significant customers

For the years ended June 30, 2019, 2018 and 2017, one customer with its affiliates accounted for 25.7%, 30.8% and 38.6% of the Company's total revenues, respectively. For the years ended June 30, 2019 and 2018, one customer and its affiliates accounted for 30.0% and 35.9% of the Company's total accounts receivable balance, respectively.

Risks and uncertainties

The significant operations of the Company are located in the PRC. Accordingly, the Company's business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company's results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, may not be indicative of future results.

Recent accounting pronouncements

The Jumpstart Our Business Startups Act ("JOBS Act") provides that an emerging growth company ("EGC") as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has adopted the extended transition period.

In May 2014, the Financial Accounting Standard Board, or FASB, issued Accounting Standards Update, or ASU, 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. GAAP. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: Step 1: Identify the contract(s) with a customer. Step 2: Identify the performance obligations in the contract. Step 3: Determine the transaction price. Step 4: Allocate the transaction price to the performance obligations in the contract. Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company will adopt the new revenue standards using the modified retrospective approach, effective July 1, 2019. The cumulative effect of initially applying the new revenue standards will be recognized on the day of initial application and prior periods will not be retrospectively adjusted. Management's preliminary assessment identified an area impacted by the new revenue standards as follows: Revenues from the solution development service in the fixed-price customized solution contracts will be recognized at a point of time when the performance obligations are satisfied upon the completion of services due to the Company's lack of enforceable rights to payments before service acceptance. This is changed from using contract accounting under the current revenue standard. The Company is in the process of finalizing its adoption assessment including the quantification of the adoption impact on July 1, 2019. The Company is also in the process of implementing the appropriate changes to its business processes and controls to support recognition and disclosures under the new revenue standards.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10), or ASU 2016-01, which requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this ASU eliminate the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. ASU 2016-02 is effective for the Company's annual reporting period ending June 30, 2020 and interim periods during the year ending June 30, 2021. The Company does not plan to early adopt the standard. An entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption of the ASU. For equity investments without readily determinable fair values, the Company will elect to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Company anticipates that the adoption of ASU 2016-01 may increase the volatility of its other income (expense), as a result of the remeasurement of its equity investments upon the occurrence of observable price change. Management expects that the cumulative catch-up adjustment upon adoption of ASU 2016-01 will not be material.

In February 2016, the FASB issued ASU No. 2016-02, Leases, or ASU 2016-02, which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, or ASU 2018-10, to supersede ASU 2016-02. In addition, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, that provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity's reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic ASC 840, Leases). ASU 2016-02 is effective for the Company's annual reporting period ending June 30, 2021 and interim periods during the year ending June 30, 2022. The Company does not plan to early adopt the new lease standards and the Company expects that applying the ASU 2016-02 would materially increase its assets and liabilities due to the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets, with an immaterial impact on its consolidated statements of comprehensive loss and cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. The amendments in this ASU are effective for the Company's annual reporting period ending June 30, 2022 and interim periods during the year ending June 30, 2022. Early adoption is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on the Company's consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU applies to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 is effective for the Company's annual reporting period ending June 30, 2020 and interim periods during the year ending June 30, 2021. The Company did not early adopt this ASU. The adoption of ASU 2016-15 will modify the Company's current disclosures and classifications within the consolidated statements of cash flows but they are not expected to have a material effect on the Company's consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. Topic 740, Income Taxes, prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. In addition, interpretations of this guidance have developed in practice for transfers of certain intangible and tangible assets. This prohibition on recognition is an exception to the principle of comprehensive recognition of current and deferred income taxes in U.S. GAAP. To more faithfully represent the economics of intra-entity asset transfers, the amendments in this ASU require that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in this ASU do not change U.S. GAAP for the pre-tax effects of an intra-entity asset transfer under Topic 810, Consolidation, or for an intra-entity transfer of inventory. ASU 2016-16 is effective for the Company's annual reporting period ending June 30, 2020 and interim periods during the year ending June 30, 2021. The Company does not expect the adoption will have material impact on the consolidation financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments in this update clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective for the Company's annual reporting period ending June 30, 2020 and interim periods during the year ending June 30, 2021. The Company did not early adopt this ASU. The Company does not expect the adoption will have material impact on the consolidation financial statement.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance begins to take effect for impairment tests performed during the fiscal year ending June 30, 2022. Earlier application is permitted. The guidance should be applied on a prospective basis. The Company is in the process of evaluating the impact of adoption of this guidance on the Company's consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05 ("ASU 2017-05"), Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets. ASU 2017-05 defines an in-substance nonfinancial asset and clarifies guidance related to partial sales of nonfinancial assets. ASU 2017-05 is effective for the Company's annual reporting period ending June 30, 2020 and interim periods during the year ending June 30, 2021. The Company does not plan to early adopt the standard. The Company does not expect the adoption will have a material impact on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. Under the new guidance, disclosure requirements on the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements are being removed; and for investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee's assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. In addition, new disclosure requirements are added on the changes in unrealized gains and losses for the period included in other comprehensive loss for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, for certain unobservable inputs. An entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for the Company beginning July 1, 2020. Earlier application is permitted. The Company is in the process of evaluating the impact of adoption of this guidance on the Company's consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting statements, if recently adopted, would have a material effect on the Company's consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows.